Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 169,287,108	$ 148,008,681
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	132,991,204	110,634,855
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	5,927,152	5,669,602
Home BancShares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	30,368,752	31,704,224
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	169,287,108	148,008,681
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	132,991,204	110,634,855
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	5,927,152	5,669,602
Level 1 | Home BancShares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	30,368,752	31,704,224
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Home BancShares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Home BancShares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 0	$ 0